UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor New Insights Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2006

1.808768.102

ANIF-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.0%
Johnson Controls, Inc.	4,400	$ 316
Automobiles - 0.6%
Honda Motor Co. Ltd. (d)	143,200	4,816
Hyundai Motor Co.	6,700	573
Nissan Motor Co. Ltd.	48,400	544
Renault SA	25,700	2,948
Toyota Motor Corp.	634,100	34,527
		43,408
Distributors - 0.0%
Li & Fung Ltd.	1,149,200	2,856
Hotels, Restaurants & Leisure - 1.6%
Ambassadors Group, Inc.	14,538	411
Aristocrat Leisure Ltd.	442,500	4,650
Chipotle Mexican Grill, Inc. Class A (d)	134,100	6,661
International Game Technology	79,000	3,279
Las Vegas Sands Corp. (a)	363,700	24,859
McDonald's Corp.	209,300	8,188
Panera Bread Co. Class A (a)(d)	376,364	21,923
Penn National Gaming, Inc. (a)	58,900	2,151
PokerTek, Inc.	49,509	626
Ruth's Chris Steak House, Inc. (a)	77,900	1,466
Starbucks Corp. (a)	691,700	23,552
Tim Hortons, Inc. (d)	232,625	6,118
Tim Hortons, Inc. (e)	156,675	4,099
Wynn Resorts Ltd. (a)	60,200	4,094
		112,077
Household Durables - 0.6%
Fourlis Holdings SA	527,400	9,336
Garmin Ltd. (d)	347,000	16,927
Matsushita Electric Industrial Co. Ltd.	135,100	2,855
Sharp Corp.	213,000	3,651
Snap-On, Inc.	48,100	2,143
Sony Corp.	98,500	3,975
Sony Corp. sponsored ADR	10,600	428
		39,315
Internet & Catalog Retail - 0.2%
Coldwater Creek, Inc. (a)	24,200	696
Liberty Media Holding Corp. - Interactive Series A (a)	402,400	8,201
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Priceline.com, Inc. (a)(d)	44,200	$ 1,626
VistaPrint Ltd.	89,100	2,311
		12,834
Leisure Equipment & Products - 0.1%
Marvel Entertainment, Inc. (a)	29,000	700
Smith & Wesson Holding Corp. (a)(d)	357,600	4,963
		5,663
Media - 2.0%
CKX, Inc. (a)	25,800	321
Comcast Corp. Class A (special)	58,900	2,168
CTC Media, Inc.	31,400	700
EchoStar Communications Corp. Class A (a)	215,800	7,065
Liberty Media Holding Corp. - Capital Series A (a)	16,400	1,371
Live Nation, Inc. (a)	155,500	3,175
McGraw-Hill Companies, Inc.	103,900	6,029
News Corp. Class B	922,900	19,049
Omnicom Group, Inc.	37,500	3,510
The DIRECTV Group, Inc. (a)	128,100	2,521
The Walt Disney Co.	2,998,500	92,684
The Weinstein Co. III Holdings, LLC Class A-1 (a)(f)	2,267	2,267
Thomson Corp.	52,400	2,109
		142,969
Multiline Retail - 0.7%
Federated Department Stores, Inc.	134,100	5,794
JCPenney Co., Inc.	99,200	6,784
Kohl's Corp. (a)	21,300	1,383
Marks & Spencer Group PLC	2,649,200	31,863
Target Corp.	14,000	774
		46,598
Specialty Retail - 2.3%
American Eagle Outfitters, Inc.	160,500	7,035
AnnTaylor Stores Corp. (a)	251,500	10,528
AutoZone, Inc. (a)	20,100	2,076
Bakers Footwear Group, Inc. (a)(d)	275,600	3,635
Best Buy Co., Inc.	218,050	11,679
CarMax, Inc. (a)(d)	91,000	3,796
Casual Male Retail Group, Inc. (a)	297,700	4,087
Circuit City Stores, Inc.	935,105	23,480
Dick's Sporting Goods, Inc. (a)	31,100	1,416
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Guess?, Inc. (a)	14,300	$ 694
Inditex SA	65,700	3,063
J. Crew Group, Inc.	303,700	9,132
Limited Brands, Inc.	288,500	7,642
Office Depot, Inc. (a)	708,600	28,131
Payless ShoeSource, Inc. (a)	84,800	2,112
Sherwin-Williams Co.	74,800	4,172
Staples, Inc.	220,700	5,370
The Children's Place Retail Stores, Inc. (a)	24,500	1,569
TJX Companies, Inc.	1,103,300	30,925
Zumiez, Inc. (a)	13,800	373
		160,915
Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC	13,700	132
Coach, Inc. (a)	1,300	45
Crocs, Inc. (d)	262,800	8,922
Hanesbrands, Inc. (a)	20,562	463
Luxottica Group Spa sponsored ADR	23,400	689
Phillips-Van Heusen Corp.	41,400	1,729
Polo Ralph Lauren Corp. Class A	32,450	2,099
True Religion Apparel, Inc. (a)	45,000	950
Under Armour, Inc. Class A (sub. vtg.)	44,600	1,785
VF Corp.	67,000	4,888
Wolverine World Wide, Inc.	88,500	2,505
		24,207
TOTAL CONSUMER DISCRETIONARY		591,158
CONSUMER STAPLES - 7.8%
Beverages - 2.8%
Anheuser-Busch Companies, Inc.	106,000	5,036
Boston Beer Co., Inc. Class A (a)	25,700	844
Diageo PLC sponsored ADR	578,400	41,090
InBev SA	20,000	1,101
Jones Soda Co. (a)(d)	310,890	2,782
PepsiCo, Inc.	1,494,600	97,538
The Coca-Cola Co.	1,149,700	51,369
		199,760
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.0%
CVS Corp.	522,100	$ 16,770
Koninklijke Ahold NV sponsored ADR (a)	172,800	1,830
Kroger Co.	328,900	7,611
Safeway, Inc.	269,800	8,188
Tesco PLC	1,813,800	12,223
Wal-Mart de Mexico SA de CV Series V	787,478	2,679
Wal-Mart Stores, Inc.	189,900	9,366
Walgreen Co.	185,900	8,252
		66,919
Food Products - 1.2%
General Mills, Inc.	25,600	1,449
Groupe Danone	187,100	26,265
Hershey Co.	363,000	19,402
Kellogg Co.	170,700	8,453
Nestle SA (Reg.)	54,570	19,029
Ralcorp Holdings, Inc. (a)	41,400	1,997
Sara Lee Corp.	116,200	1,867
TreeHouse Foods, Inc. (a)	204,400	4,834
Wm. Wrigley Jr. Co.	35,450	1,633
		84,929
Household Products - 2.7%
Colgate-Palmolive Co.	705,300	43,799
Procter & Gamble Co.	2,323,567	144,015
		187,814
Personal Products - 0.1%
Avon Products, Inc.	39,300	1,205
Bare Escentuals, Inc. (a)	16,800	456
Herbalife Ltd. (a)	154,300	5,845
		7,506
TOTAL CONSUMER STAPLES		546,928
ENERGY - 8.5%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	255,500	17,425
Schlumberger Ltd. (NY Shares)	1,681,100	104,279
Smith International, Inc.	451,444	17,516
		139,220
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 6.5%
Addax Petroleum Corp.	26,200	$ 627
BG Group PLC sponsored ADR	119,800	7,304
BP PLC sponsored ADR	166,600	10,926
Cameco Corp.	11,800	430
Canadian Oil Sands Trust unit	824,200	21,985
Chevron Corp.	161,200	10,455
EnCana Corp.	2,799,800	130,254
EOG Resources, Inc.	46,000	2,992
Exxon Mobil Corp.	1,316,400	88,330
Imperial Oil Ltd.	150,100	5,031
Murphy Oil Corp.	657,400	31,259
Noble Energy, Inc.	293,700	13,390
Occidental Petroleum Corp.	299,300	14,399
PetroChina Co. Ltd. sponsored ADR (d)	357,000	38,431
Petroleo Brasileiro SA Petrobras sponsored ADR	73,200	6,136
Suncor Energy, Inc.	47,600	3,414
Valero Energy Corp.	1,340,634	69,002
XTO Energy, Inc.	147,500	6,214
		460,579
TOTAL ENERGY		599,799
FINANCIALS - 20.4%
Capital Markets - 1.1%
Charles Schwab Corp.	1,098,900	19,670
Goldman Sachs Group, Inc.	170,200	28,793
Mellon Financial Corp.	208,800	8,164
Morgan Stanley	158,300	11,542
SEI Investments Co.	96,600	5,428
		73,597
Commercial Banks - 5.1%
Allied Irish Banks PLC	1,021,700	27,617
Anglo Irish Bank Corp. PLC	1,784,700	29,308
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	273,500	6,326
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	12,600	378
Banco Santander Central Hispano SA sponsored ADR	458,300	7,237
Bank of Ireland	560,800	10,966
Bank of the Ozarks, Inc.	39,100	1,324
BOK Financial Corp.	700	37
Center Financial Corp., California	50,000	1,189
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Commerce Bancorp, Inc., New Jersey (d)	120,700	$ 4,431
Compass Bancshares, Inc.	149,800	8,536
Credicorp Ltd. (NY Shares)	38,300	1,608
Cullen/Frost Bankers, Inc.	35,500	2,053
HDFC Bank Ltd. sponsored ADR	4,000	244
HSBC Holdings PLC sponsored ADR	174,600	15,981
M&T Bank Corp.	357,200	42,850
Marshall & Ilsley Corp.	28,000	1,349
National Australia Bank Ltd.	131,500	3,597
PNC Financial Services Group, Inc.	100,100	7,251
PrivateBancorp, Inc.	120,000	5,486
Royal Bank of Scotland Group PLC	458,400	15,780
Shinhan Financial Group Co. Ltd.	48,530	2,187
Signature Bank, New York (a)	20,800	643
Standard Chartered PLC (United Kingdom)	252,800	6,474
SunTrust Banks, Inc.	129,700	10,023
Toronto-Dominion Bank	59,200	3,517
U.S. Bancorp, Delaware	41,900	1,392
Uniao de Bancos Brasileiros SA (Unibanco) GDR	4,700	348
Wells Fargo & Co.	3,684,600	133,309
Western Alliance Bancorp. (a)	6,500	214
Zions Bancorp	76,800	6,129
		357,784
Consumer Finance - 1.7%
American Express Co.	1,254,300	70,341
SLM Corp.	888,300	46,174
		116,515
Diversified Financial Services - 2.4%
Bank of America Corp.	1,529,700	81,946
CBOT Holdings, Inc. Class A (d)	14,900	1,800
Citigroup, Inc.	630,800	31,332
IntercontinentalExchange, Inc.	26,974	2,025
International Securities Exchange, Inc. Class A	43,000	2,016
JPMorgan Chase & Co.	849,100	39,874
Moody's Corp.	173,600	11,350
		170,343
Insurance - 9.2%
Admiral Group PLC	844,500	13,105
Allstate Corp.	963,500	60,440
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	513,000	$ 33,991
Assurant, Inc.	199,100	10,634
Axis Capital Holdings Ltd.	136,800	4,746
Berkshire Hathaway, Inc. Class A (a)	1,900	182,020
Brown & Brown, Inc.	19,100	584
Cincinnati Financial Corp.	21,200	1,019
Everest Re Group Ltd.	91,265	8,901
Genworth Financial, Inc. Class A (non-vtg.)	580,900	20,337
Lincoln National Corp.	421,981	26,197
Loews Corp.	895,400	33,936
Markel Corp. (a)	11,900	4,887
MetLife, Inc.	1,532,000	86,834
MetLife, Inc. unit	406,600	12,080
ProAssurance Corp. (a)	5,000	246
Progressive Corp.	258,300	6,339
Prudential Financial, Inc.	923,200	70,394
Shin Kong Financial Holding Co. Ltd.	787,000	724
The Chubb Corp.	999,900	51,955
W.R. Berkley Corp.	308,361	10,913
White Mountains Insurance Group Ltd.	8,383	4,166
Willis Group Holdings Ltd.	18,800	714
Zenith National Insurance Corp.	61,500	2,453
		647,615
Real Estate Investment Trusts - 0.2%
CBL & Associates Properties, Inc.	17,800	746
Cedar Shopping Centers, Inc.	8,200	133
Equity Office Properties Trust	57,100	2,270
Equity Residential (SBI)	57,000	2,883
Vornado Realty Trust	102,000	11,118
		17,150
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	175,300	4,312
Mitsui Fudosan Co. Ltd.	79,000	1,795
		6,107
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.6%
Golden West Financial Corp., Delaware	550,100	$ 42,495
Hudson City Bancorp, Inc.	160,200	2,123
		44,618
TOTAL FINANCIALS		1,433,729
HEALTH CARE - 10.6%
Biotechnology - 4.1%
Actelion Ltd. (Reg.) (a)	22,785	3,269
Alexion Pharmaceuticals, Inc. (a)	152,305	5,175
Amylin Pharmaceuticals, Inc. (a)	309,700	13,648
Arena Pharmaceuticals, Inc. (a)	266,200	3,189
Biogen Idec, Inc. (a)	31,800	1,421
Celgene Corp. (a)	490,600	21,243
Digene Corp. (a)	14,600	630
Genentech, Inc. (a)	2,024,200	167,401
Genmab AS (a)	57,600	2,400
Gilead Sciences, Inc. (a)	746,900	51,312
Human Genome Sciences, Inc. (a)	59,800	690
MannKind Corp. (a)(d)	352,106	6,690
MannKind Corp. warrants 8/3/10 (a)(f)	29,881	308
Medarex, Inc. (a)	441,700	4,744
Myogen, Inc. (a)	82,800	2,905
Renovis, Inc. (a)	81,300	1,119
Tanox, Inc. (a)	70,300	831
Vertex Pharmaceuticals, Inc. (a)	31,600	1,063
ViaCell, Inc. (a)	87,800	369
		288,407
Health Care Equipment & Supplies - 1.1%
Alcon, Inc.	66,300	7,591
Baxter International, Inc.	15,200	691
Becton, Dickinson & Co.	10,200	721
C.R. Bard, Inc.	192,299	14,422
DexCom, Inc. (a)	30,800	343
DJO, Inc. (a)	125,500	5,212
Foxhollow Technologies, Inc. (a)	21,400	732
Gen-Probe, Inc. (a)	63,600	2,982
Immucor, Inc. (a)	31,300	701
Intuitive Surgical, Inc. (a)	42,300	4,461
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Inverness Medical Innovations, Inc. (a)	15,000	$ 521
Inverness Medical Innovations, Inc. (a)(f)	40,100	1,254
IRIS International, Inc. (a)(d)	545,400	6,272
Kyphon, Inc. (a)	156,800	5,867
NeuroMetrix, Inc. (a)	30,500	580
Nobel Biocare Holding AG (Switzerland)	25,175	6,197
Northstar Neuroscience, Inc.	120,000	1,584
NUCRYST Pharmaceuticals Corp.	11,100	86
NuVasive, Inc. (a)	120,500	2,423
ResMed, Inc. (a)	274,100	11,033
Respironics, Inc. (a)	18,451	712
St. Jude Medical, Inc. (a)	114,300	4,034
		78,419
Health Care Providers & Services - 0.6%
Aetna, Inc.	327,100	12,937
Brookdale Senior Living, Inc.	15,100	701
Caremark Rx, Inc.	23,200	1,315
HMS Holdings Corp. (a)	575,236	7,259
Humana, Inc. (a)	139,200	9,200
LHC Group, Inc. (a)	61,800	1,379
Nighthawk Radiology Holdings, Inc.	40,592	777
UnitedHealth Group, Inc.	85,200	4,192
VCA Antech, Inc. (a)	122,300	4,410
Visicu, Inc.	9,700	87
		42,257
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	33,700	757
Cerner Corp. (a)	15,800	717
Emdeon Corp. (a)	330,900	3,875
		5,349
Life Sciences Tools & Services - 0.2%
Covance, Inc. (a)	57,600	3,823
Illumina, Inc. (a)	141,300	4,669
Millipore Corp. (a)	3,500	215
Pharmaceutical Product Development, Inc.	96,400	3,441
		12,148
Pharmaceuticals - 4.5%
Aspreva Pharmaceuticals Corp. (a)	267,800	6,949
AstraZeneca PLC sponsored ADR	430,500	26,906
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	567,100	$ 36,827
Merck & Co., Inc.	1,627,400	68,188
Novartis AG sponsored ADR	596,500	34,859
Novo Nordisk AS Series B	57,400	4,266
Pfizer, Inc.	306,600	8,695
Roche Holding AG (participation certificate)	698,301	120,749
Schering-Plough Corp.	432,300	9,550
		316,989
TOTAL HEALTH CARE		743,569
INDUSTRIALS - 7.6%
Aerospace & Defense - 1.0%
Heico Corp. Class A	400,000	11,620
Lockheed Martin Corp.	469,800	40,431
Northrop Grumman Corp.	54,400	3,703
Raytheon Co.	58,800	2,823
The Boeing Co.	111,800	8,815
United Technologies Corp.	13,900	881
		68,273
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	982,472	43,799
Expeditors International of Washington, Inc.	14,100	629
FedEx Corp.	5,800	630
United Parcel Service, Inc. Class B	62,500	4,496
		49,554
Airlines - 0.8%
British Airways PLC (a)	257,600	2,061
Copa Holdings SA Class A	92,400	3,172
Gol Linhas Aereas Inteligentes SA sponsored ADR (d)	37,100	1,274
Republic Airways Holdings, Inc. (a)	50,100	778
Ryanair Holdings PLC sponsored ADR (a)	494,613	31,304
Southwest Airlines Co.	775,900	12,926
TAM SA (PN) sponsored ADR (ltd. vtg.)	42,100	1,343
		52,858
Commercial Services & Supplies - 0.6%
Aramark Corp. Class B	224,800	7,387
Brady Corp. Class A	111,500	3,920
Corrections Corp. of America (a)	16,650	720
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Fuel-Tech, Inc. NV (a)	51,200	$ 762
Herman Miller, Inc.	20,500	701
Huron Consulting Group, Inc. (a)	400,000	15,680
Robert Half International, Inc.	247,600	8,411
Seek Ltd.	1,000,000	3,764
Stericycle, Inc. (a)	10,400	726
The Brink's Co.	54,600	2,897
		44,968
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	201,300	15,043
Electrical Equipment - 1.1%
Cooper Industries Ltd. Class A	593,600	50,587
GrafTech International Ltd. (a)	500,000	2,920
Q-Cells AG (d)	278,900	11,424
SolarWorld AG (d)	188,000	10,330
Suntech Power Holdings Co. Ltd. sponsored ADR	62,600	1,617
		76,878
Industrial Conglomerates - 0.3%
3M Co.	259,800	19,334
Machinery - 2.0%
Bucyrus International, Inc. Class A	8,700	369
Caterpillar, Inc.	163,800	10,778
Cummins, Inc.	79,900	9,526
Danaher Corp.	971,577	66,718
IDEX Corp.	323,400	13,922
Joy Global, Inc.	189,757	7,137
PACCAR, Inc.	514,849	29,357
Valmont Industries, Inc.	32,300	1,688
		139,495
Marine - 0.1%
American Commercial Lines, Inc.	174,300	10,362
Road & Rail - 0.6%
Canadian National Railway Co.	446,000	18,651
CSX Corp.	66,100	2,170
Heartland Express, Inc.	30,633	480
Landstar System, Inc.	112,100	4,787
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Swift Transportation Co., Inc. (a)	287,400	$ 6,817
Universal Truckload Services, Inc. (a)	447,903	11,632
		44,537
Trading Companies & Distributors - 0.2%
Mitsui & Co. Ltd. (d)	1,002,000	12,739
TOTAL INDUSTRIALS		534,041
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	501,800	11,541
ECI Telecom Ltd. (a)	47,700	394
F5 Networks, Inc. (a)	80,700	4,335
Ixia (a)	354,600	3,159
Motorola, Inc.	455,800	11,395
Nice Systems Ltd. sponsored ADR	526,800	14,577
Nokia Corp. sponsored ADR	1,370,900	26,993
QUALCOMM, Inc.	934,200	33,958
Research In Motion Ltd. (a)	50,100	5,143
Riverbed Technology, Inc.	25,100	489
		111,984
Computers & Peripherals - 5.1%
Apple Computer, Inc. (a)	1,482,800	114,220
Hewlett-Packard Co.	5,744,600	210,769
NCR Corp. (a)	72,100	2,847
Network Appliance, Inc. (a)	850,860	31,490
Sun Microsystems, Inc. (a)	266,300	1,324
		360,650
Electronic Equipment & Instruments - 0.8%
Amphenol Corp. Class A	295,600	18,307
Daktronics, Inc.	24,800	513
Flextronics International Ltd. (a)	225,600	2,852
FLIR Systems, Inc. (a)	51,800	1,407
Hon Hai Precision Industry Co. Ltd. (Foxconn)	123,724	753
Itron, Inc. (a)	67,100	3,744
L-1 Identity Solutions, Inc.	44,462	580
LoJack Corp. (a)	263,200	5,156
Mettler-Toledo International, Inc. (a)	72,800	4,816
Molex, Inc.	18,600	725
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Motech Industries, Inc.	319,006	$ 4,533
National Instruments Corp.	386,100	10,556
		53,942
Internet Software & Services - 5.0%
Akamai Technologies, Inc. (a)	628,300	31,409
aQuantive, Inc. (a)	142,800	3,373
DivX, Inc.	25,300	601
Equinix, Inc. (a)	12,400	745
Google, Inc. Class A (sub. vtg.) (a)	714,400	287,120
LoopNet, Inc.	9,400	119
WebEx Communications, Inc. (a)	76,100	2,969
WebSideStory, Inc. (a)(d)	377,556	4,988
Yahoo!, Inc. (a)	889,500	22,487
		353,811
IT Services - 1.8%
Alliance Data Systems Corp. (a)	271,300	14,973
Cognizant Technology Solutions Corp. Class A (a)	503,500	37,289
First Data Corp.	223,800	9,400
Infosys Technologies Ltd. sponsored ADR	147,400	7,035
Mastercard, Inc. Class A	294,600	20,725
MoneyGram International, Inc.	28,100	817
SRA International, Inc. Class A (a)	201,561	6,059
TALX Corp.	412,500	10,115
VeriFone Holdings, Inc. (a)	688,800	19,665
		126,078
Semiconductors & Semiconductor Equipment - 3.1%
ASML Holding NV (NY Shares) (a)	823,500	19,171
Broadcom Corp. Class A (a)	438,000	13,289
FormFactor, Inc. (a)	442,900	18,659
Hittite Microwave Corp. (a)	142,500	6,341
Lam Research Corp. (a)	400,700	18,164
Marvell Technology Group Ltd. (a)	3,202,200	62,027
MathStar, Inc. (d)	10,000	44
MEMC Electronic Materials, Inc. (a)	139,100	5,095
National Semiconductor Corp.	247,300	5,819
O2Micro International Ltd. sponsored ADR (a)	3,000	21
Renewable Energy Corp. AS	378,600	5,859
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Saifun Semiconductors Ltd.	50,000	$ 1,445
Samsung Electronics Co. Ltd.	86,006	60,349
		216,283
Software - 1.4%
Adobe Systems, Inc. (a)	324,506	12,153
Amdocs Ltd. (a)	52,500	2,079
BEA Systems, Inc. (a)	557,200	8,469
BMC Software, Inc. (a)	233,600	6,359
Citrix Systems, Inc. (a)	15,000	543
Intuit, Inc. (a)	997,654	32,015
JDA Software Group, Inc. (a)	400,000	6,168
Nintendo Co. Ltd.	14,900	3,070
Opsware, Inc. (a)	208,187	1,876
Oracle Corp. (a)	683,300	12,122
Quality Systems, Inc.	20,200	784
Reynolds & Reynolds Co. Class A	66,200	2,616
Salesforce.com, Inc. (a)	105,600	3,789
SAP AG sponsored ADR	101,400	5,019
Utimaco Safeware AG	305,072	4,507
		101,569
TOTAL INFORMATION TECHNOLOGY		1,324,317
MATERIALS - 5.1%
Chemicals - 1.7%
Bayer AG	536,200	27,319
Ecolab, Inc.	698,700	29,918
Lonza Group AG	8,756	606
Monsanto Co.	380,200	17,873
Praxair, Inc.	667,000	39,460
Wacker Chemie AG	15,900	1,871
		117,047
Containers & Packaging - 0.0%
Pactiv Corp. (a)	87,100	2,475
Metals & Mining - 3.4%
Agnico-Eagle Mines Ltd.	231,700	7,173
Alamos Gold, Inc. (a)	1,010,000	8,266
Allegheny Technologies, Inc.	37,000	2,301
Anglo American PLC ADR	576,700	12,168
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Aquarius Platinum Ltd. (Australia)	598,000	$ 9,449
Bema Gold Corp. (a)	2,214,700	9,747
BHP Billiton Ltd. sponsored ADR (d)	704,700	26,694
Eldorado Gold Corp. (a)	608,400	2,639
First Quantum Minerals Ltd.	45,300	2,117
Gabriel Resources Ltd. (a)	497,000	2,032
Gerdau SA sponsored ADR	33,250	451
Glamis Gold Ltd. (a)	1,154,957	45,395
Goldcorp, Inc.	934,775	22,041
IPSCO, Inc.	15,600	1,352
Lihir Gold Ltd. (a)	3,039,800	6,548
Meridian Gold, Inc. (a)	159,600	3,954
Newmont Mining Corp.	808,000	34,542
Nucor Corp.	229,700	11,368
POSCO sponsored ADR	188,600	12,246
Rio Tinto PLC (Reg.)	388,400	18,413
Teck Cominco Ltd. Class B (sub. vtg.)	33,400	2,091
US Gold Corp. (a)	112,300	547
US Gold Corp. warrants 2/22/11 (a)(f)	56,150	113
		241,647
TOTAL MATERIALS		361,169
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	2,284,300	74,377
BellSouth Corp.	318,700	13,624
BT Group PLC sponsored ADR	92,500	4,678
Cincinnati Bell, Inc.	75,400	363
Qwest Communications International, Inc. (a)	2,518,800	21,964
Telenor ASA sponsored ADR	31,400	1,223
		116,229
Wireless Telecommunication Services - 3.2%
America Movil SA de CV Series L sponsored ADR	3,265,300	128,555
American Tower Corp. Class A (a)	151,227	5,520
China Mobile (Hong Kong) Ltd. sponsored ADR	435,100	15,381
Leap Wireless International, Inc. (a)	70,800	3,433
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)	1,054,247	$ 65,532
Rogers Communications, Inc. Class B (non-vtg.)	68,500	3,750
		222,171
TOTAL TELECOMMUNICATION SERVICES		338,400
UTILITIES - 1.2%
Electric Utilities - 0.5%
Allegheny Energy, Inc. (a)	16,400	659
E.ON AG sponsored ADR	98,700	3,915
Entergy Corp.	62,800	4,913
Exelon Corp.	280,700	16,994
FirstEnergy Corp.	150,500	8,407
		34,888
Gas Utilities - 0.1%
ONEOK, Inc.	18,800	710
Southern Union Co.	226,875	5,992
		6,702
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	997,086	20,331
International Power PLC	850,500	4,983
Mirant Corp. (a)	25,300	691
TXU Corp.	252,800	15,805
		41,810
Multi-Utilities - 0.0%
PG&E Corp.	49,100	2,045
Sempra Energy	28,500	1,432
		3,477
TOTAL UTILITIES		86,877
TOTAL COMMON STOCKS (Cost $5,765,850)		6,559,987
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Corp. Series B, 5.25%	171,000	$ 3,405
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,803)		3,405
Money Market Funds - 10.5%

Fidelity Cash Central Fund, 5.36% (b)	627,215,323	627,215
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	111,076,530	111,077
TOTAL MONEY MARKET FUNDS (Cost $738,292)		738,292
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $6,506,945)		7,301,684
NET OTHER ASSETS - (3.7)%		(263,656)
NET ASSETS - 100%		$ 7,038,028
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,942,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Inverness Medical Innovations, Inc.	8/17/06	$ 1,213
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
US Gold Corp. warrants 2/22/11	2/8/06	$ 28
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,192
Fidelity Securities Lending Cash Central Fund	795
Total	$ 26,987
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bakers Footwear Group, Inc.	$ 7,130	$ 3,181	$ 3,730	$ -	$ -
Preferred Bank, Los Angeles California	-	23,347	25,448	98	-
Total	$ 7,130	$ 26,528	$ 29,178	$ 98	$ -
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $6,516,398,000. Net unrealized appreciation aggregated $785,286,000, of which $896,264,000 related to appreciated investment securities and $110,978,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Contrafund®

September 30, 2006

1.807733.102

CON-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.4%
Automobiles - 0.6%
Honda Motor Co. Ltd. (d)	880,000	$ 29,594
Hyundai Motor Co.	75,190	6,436
Nissan Motor Co. Ltd.	483,100	5,425
Renault SA	278,300	31,921
Toyota Motor Corp. (d)	6,034,800	328,595
		401,971
Distributors - 0.1%
Li & Fung Ltd.	18,803,200	46,727
Hotels, Restaurants & Leisure - 1.6%
Aristocrat Leisure Ltd.	3,493,622	36,716
Chipotle Mexican Grill, Inc. Class A (d)(e)	1,295,700	64,357
International Game Technology	1,431,200	59,395
Las Vegas Sands Corp. (a)	3,201,500	218,823
McDonald's Corp.	2,319,400	90,735
Panera Bread Co. Class A (a)(e)	2,909,851	169,499
Penn National Gaming, Inc. (a)	498,903	18,220
Starbucks Corp. (a)	5,611,000	191,055
Tim Hortons, Inc. (d)	2,467,640	64,899
Tim Hortons, Inc. (g)	2,216,800	57,991
William Hill PLC	4,739,007	57,086
Wynn Resorts Ltd. (a)	465,122	31,633
		1,060,409
Household Durables - 0.4%
Garmin Ltd. (d)	3,303,542	161,147
Matsushita Electric Industrial Co. Ltd.	1,074,800	22,711
Sharp Corp.	2,340,000	40,107
Snap-On, Inc.	482,500	21,495
Sony Corp.	989,200	39,924
		285,384
Internet & Catalog Retail - 0.2%
Coldwater Creek, Inc. (a)	242,600	6,977
Liberty Media Holding Corp. - Interactive Series A (a)	3,324,731	67,758
Priceline.com, Inc. (a)(d)	490,600	18,049
VistaPrint Ltd.	1,392,800	36,129
		128,913
Leisure Equipment & Products - 0.0%
Marvel Entertainment, Inc. (a)	270,000	6,518
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 2.2%
CKX, Inc. (a)	234,458	$ 2,919
Comcast Corp. Class A (special)	809,400	29,794
CTC Media, Inc.	312,500	6,969
EchoStar Communications Corp. Class A (a)	2,737,094	89,612
Liberty Media Holding Corp. - Capital Series A (a)	177,100	14,800
Live Nation, Inc. (a)	1,618,347	33,047
McGraw-Hill Companies, Inc.	1,324,640	76,869
News Corp. Class B	9,401,904	194,055
Omnicom Group, Inc.	376,100	35,203
The DIRECTV Group, Inc. (a)	1,290,700	25,401
The Walt Disney Co.	28,363,206	876,707
The Weinstein Co. Holdings, LLC Class A-1 (a)(f)	41,234	41,234
Thomson Corp.	428,700	17,256
		1,443,866
Multiline Retail - 0.7%
Federated Department Stores, Inc.	1,364,850	58,975
JCPenney Co., Inc.	840,700	57,495
Kohl's Corp. (a)	213,600	13,867
Marks & Spencer Group PLC	25,110,447	302,010
		432,347
Specialty Retail - 2.2%
American Eagle Outfitters, Inc.	1,437,013	62,984
AnnTaylor Stores Corp. (a)	732,300	30,654
AutoZone, Inc. (a)	208,800	21,569
Best Buy Co., Inc.	2,081,850	111,504
CarMax, Inc. (a)(d)	809,200	33,752
Circuit City Stores, Inc.	8,506,398	213,596
Dick's Sporting Goods, Inc. (a)	310,300	14,125
Guess?, Inc. (a)	154,700	7,508
Hennes & Mauritz AB (H&M) (B Shares)	42,628	1,783
Inditex SA	961,100	44,802
J. Crew Group, Inc.	2,833,300	85,197
Limited Brands, Inc.	2,863,600	75,857
Office Depot, Inc. (a)	6,468,240	256,789
Payless ShoeSource, Inc. (a)	662,380	16,493
Sherwin-Williams Co.	766,000	42,727
Staples, Inc.	3,397,925	82,672
The Children's Place Retail Stores, Inc. (a)	277,636	17,777
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	10,085,700	$ 282,702
Zumiez, Inc. (a)	7,100	192
		1,402,683
Textiles, Apparel & Luxury Goods - 0.4%
Burberry Group PLC	2,509,294	24,238
Crocs, Inc. (d)	1,654,344	56,165
Hanesbrands, Inc. (a)	256,937	5,784
Luxottica Group Spa sponsored ADR	212,400	6,251
Phillips-Van Heusen Corp.	155,200	6,483
Polo Ralph Lauren Corp. Class A	342,000	22,124
True Religion Apparel, Inc. (a)	503,144	10,621
Under Armour, Inc. Class A (sub. vtg.)	611,000	24,452
VF Corp.	612,600	44,689
Wolverine World Wide, Inc.	1,197,900	33,913
		234,720
TOTAL CONSUMER DISCRETIONARY		5,443,538
CONSUMER STAPLES - 8.0%
Beverages - 2.8%
Anheuser-Busch Companies, Inc.	1,062,600	50,484
Diageo PLC sponsored ADR	5,043,100	358,262
InBev SA	234,183	12,894
PepsiCo, Inc.	14,109,373	920,778
The Coca-Cola Co.	10,615,397	474,296
		1,816,714
Food & Staples Retailing - 1.0%
CVS Corp.	4,818,017	154,755
Koninklijke Ahold NV sponsored ADR (a)	1,711,300	18,123
Kroger Co.	3,595,990	83,211
Safeway, Inc.	2,574,297	78,130
Tesco PLC	17,237,589	116,164
Wal-Mart de Mexico SA de CV Series V	11,472,844	39,037
Wal-Mart Stores, Inc.	1,726,500	85,151
Walgreen Co.	2,015,700	89,477
		664,048
Food Products - 1.3%
General Mills, Inc.	308,600	17,467
Groupe Danone	1,806,597	253,608
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Hershey Co.	3,055,500	$ 163,316
Kellogg Co.	1,750,900	86,705
Nestle SA (Reg.)	496,298	173,067
Ralcorp Holdings, Inc. (a)	367,900	17,744
Sara Lee Corp.	1,557,900	25,035
TreeHouse Foods, Inc. (a)(e)	1,675,300	39,621
Wm. Wrigley Jr. Co.	1,555,150	71,630
		848,193
Household Products - 2.6%
Colgate-Palmolive Co.	6,725,811	417,673
Procter & Gamble Co.	20,590,270	1,276,185
		1,693,858
Personal Products - 0.3%
Avon Products, Inc.	3,950,354	121,118
Bare Escentuals, Inc. (a)	152,000	4,127
Herbalife Ltd. (a)	1,330,250	50,390
		175,635
TOTAL CONSUMER STAPLES		5,198,448
ENERGY - 8.4%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	937,900	63,965
Schlumberger Ltd. (NY Shares)	14,798,300	917,939
Smith International, Inc.	4,126,579	160,111
		1,142,015
Oil, Gas & Consumable Fuels - 6.6%
Addax Petroleum Corp.	181,500	4,341
BG Group PLC sponsored ADR	562,100	34,271
BP PLC sponsored ADR	1,312,366	86,065
Cameco Corp. (d)	258,500	9,418
Canadian Oil Sands Trust unit	7,700,700	205,407
Chevron Corp.	1,746,400	113,272
China Petroleum & Chemical Corp. sponsored ADR	641,100	39,697
EnCana Corp.	25,810,148	1,200,757
EOG Resources, Inc.	598,500	38,932
Exxon Mobil Corp.	12,018,000	806,408
Imperial Oil Ltd.	2,382,000	79,837
Murphy Oil Corp.	6,239,300	296,679
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	2,617,234	$ 119,320
Occidental Petroleum Corp.	3,001,613	144,408
PetroChina Co. Ltd. sponsored ADR (d)	3,281,200	353,221
Petroleo Brasileiro SA Petrobras sponsored ADR	386,300	32,384
Suncor Energy, Inc.	447,800	32,120
Talisman Energy, Inc.	1,257,300	20,514
Valero Energy Corp.	12,450,775	640,841
XTO Energy, Inc.	1,307,233	55,074
		4,312,966
TOTAL ENERGY		5,454,981
FINANCIALS - 21.0%
Capital Markets - 1.3%
Charles Schwab Corp.	10,326,387	184,842
Goldman Sachs Group, Inc.	1,886,100	319,072
Lehman Brothers Holdings, Inc.	1,198,870	88,549
Mellon Financial Corp.	2,074,100	81,097
Morgan Stanley	1,571,200	114,556
SEI Investments Co.	1,011,422	56,832
		844,948
Commercial Banks - 5.1%
Allied Irish Banks PLC	9,485,310	256,388
Anglo Irish Bank Corp. PLC	11,331,218	186,080
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	2,976,400	68,844
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	151,200	4,536
Banco Santander Central Hispano SA sponsored ADR	4,855,800	76,673
Bank of Ireland	5,729,313	112,032
BOK Financial Corp.	6,400	337
Commerce Bancorp, Inc., New Jersey (d)	830,200	30,477
Compass Bancshares, Inc.	1,396,273	79,560
Credicorp Ltd. (NY Shares)	348,500	14,630
Cullen/Frost Bankers, Inc.	353,700	20,451
HDFC Bank Ltd. sponsored ADR	36,400	2,222
HSBC Holdings PLC sponsored ADR	1,636,641	149,802
M&T Bank Corp.	3,432,700	411,787
Marshall & Ilsley Corp.	343,200	16,535
National Australia Bank Ltd.	1,368,800	37,443
PNC Financial Services Group, Inc.	1,046,100	75,779
Royal Bank of Scotland Group PLC	5,471,700	188,364
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Shinhan Financial Group Co. Ltd.	603,290	$ 27,190
Signature Bank, New York (a)	231,600	7,163
Standard Chartered PLC (United Kingdom)	2,220,000	56,850
SunTrust Banks, Inc.	1,459,800	112,813
Toronto-Dominion Bank	591,500	35,142
U.S. Bancorp, Delaware	418,800	13,913
Uniao de Bancos Brasileiros SA (Unibanco) GDR	146,300	10,826
Wells Fargo & Co.	34,315,600	1,241,538
Western Alliance Bancorp. (a)	60,600	1,994
Zions Bancorp	686,446	54,785
		3,294,154
Consumer Finance - 1.6%
American Express Co.	11,701,250	656,206
SLM Corp.	8,002,900	415,991
		1,072,197
Diversified Financial Services - 2.5%
Bank of America Corp.	13,474,500	721,829
CBOT Holdings, Inc. Class A	161,200	19,471
Citigroup, Inc.	6,086,700	302,326
International Securities Exchange, Inc. Class A	399,435	18,730
JPMorgan Chase & Co.	8,246,400	387,251
Moody's Corp.	2,730,100	178,494
		1,628,101
Insurance - 9.3%
Admiral Group PLC	8,275,522	128,423
Allstate Corp.	8,844,002	554,784
American International Group, Inc.	6,484,226	429,645
Assurant, Inc.	3,444,550	183,973
Axis Capital Holdings Ltd.	1,953,000	67,750
Berkshire Hathaway, Inc. Class A (a)	16,639	1,594,016
Brown & Brown, Inc.	177,200	5,415
Cincinnati Financial Corp.	202,200	9,718
Everest Re Group Ltd.	2,290,220	223,365
Genworth Financial, Inc. Class A (non-vtg.)	5,260,100	184,156
Lincoln National Corp.	3,801,108	235,973
Loews Corp.	5,942,984	225,239
Markel Corp. (a)	74,150	30,450
MetLife, Inc.	11,422,000	647,399
MetLife, Inc. unit	3,634,300	107,975
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Progressive Corp.	4,668,600	$ 114,567
Prudential Financial, Inc.	6,489,300	494,809
Shin Kong Financial Holding Co. Ltd.	6,954,000	6,395
The Chubb Corp.	9,018,300	468,591
The St. Paul Travelers Companies, Inc.	726,700	34,075
W.R. Berkley Corp.	5,397,600	191,021
White Mountains Insurance Group Ltd.	162,850	80,930
Willis Group Holdings Ltd.	231,400	8,793
Zenith National Insurance Corp.	901,900	35,977
		6,063,439
Real Estate Investment Trusts - 0.4%
CBL & Associates Properties, Inc.	1,359,094	56,960
Cedar Shopping Centers, Inc.	75,600	1,222
Equity Office Properties Trust	1,198,300	47,644
Equity Residential (SBI)	1,120,500	56,675
Vornado Realty Trust	882,900	96,236
		258,737
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	467,770	11,507
Mitsui Fudosan Co. Ltd.	1,417,000	32,203
		43,710
Thrifts & Mortgage Finance - 0.7%
Golden West Financial Corp., Delaware	5,646,180	436,167
Hudson City Bancorp, Inc.	1,781,000	23,598
		459,765
TOTAL FINANCIALS		13,665,051
HEALTH CARE - 11.0%
Biotechnology - 4.1%
Actelion Ltd. (Reg.) (a)	227,195	32,599
Alexion Pharmaceuticals, Inc. (a)	228,400	7,761
Amylin Pharmaceuticals, Inc. (a)	2,825,200	124,507
Arena Pharmaceuticals, Inc. (a)(d)(e)	3,044,383	36,472
Biogen Idec, Inc. (a)	351,800	15,718
Celgene Corp. (a)	4,496,100	194,681
Digene Corp. (a)	154,700	6,675
Genentech, Inc. (a)	19,028,800	1,573,682
Genmab AS (a)	554,300	23,098
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	6,273,601	$ 430,996
Human Genome Sciences, Inc. (a)	771,600	8,904
MannKind Corp. (a)(d)	2,099,870	39,898
MannKind Corp. (a)	1,521,689	28,912
MannKind Corp. warrants 8/3/10 (a)(f)	304,338	3,140
Medarex, Inc. (a)	5,740,664	61,655
Myogen, Inc. (a)	817,276	28,670
Renovis, Inc. (a)	860,486	11,840
Tanox, Inc. (a)	1,050,790	12,420
Vertex Pharmaceuticals, Inc. (a)	292,600	9,846
ViaCell, Inc. (a)	689,400	2,895
		2,654,369
Health Care Equipment & Supplies - 1.3%
Alcon, Inc.	634,800	72,685
Baxter International, Inc.	154,500	7,024
Becton, Dickinson & Co.	100,000	7,067
C.R. Bard, Inc.	1,710,640	128,298
DENTSPLY International, Inc.	4,809,274	144,807
DexCom, Inc. (a)	266,064	2,961
Foxhollow Technologies, Inc. (a)	211,500	7,231
Gen-Probe, Inc. (a)	1,856,500	87,051
Immucor, Inc. (a)	312,714	7,008
Intuitive Surgical, Inc. (a)	364,419	38,428
Inverness Medical Innovations, Inc. (a)	15,500	539
Inverness Medical Innovations, Inc. (a)(f)	373,500	11,685
Kyphon, Inc. (a)	2,165,600	81,037
NeuroMetrix, Inc. (a)	312,000	5,931
Nobel Biocare Holding AG (Switzerland)	220,472	54,267
Northstar Neuroscience, Inc.	1,087,888	14,360
NUCRYST Pharmaceuticals Corp.	103,700	802
NuVasive, Inc. (a)	1,163,663	23,401
ResMed, Inc. (a)	2,402,400	96,697
Respironics, Inc. (a)	170,180	6,571
St. Jude Medical, Inc. (a)	1,978,200	69,811
		867,661
Health Care Providers & Services - 0.9%
Aetna, Inc.	2,393,748	94,673
Brookdale Senior Living, Inc.	155,000	7,195
Caremark Rx, Inc.	271,600	15,392
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Net, Inc. (a)	300,770	$ 13,090
HMS Holdings Corp. (a)	774,746	9,777
Humana, Inc. (a)	1,285,900	84,985
LHC Group, Inc. (a)	618,935	13,815
Nighthawk Radiology Holdings, Inc.	196,450	3,758
Patterson Companies, Inc. (a)	5,077,866	170,667
UnitedHealth Group, Inc.	1,871,240	92,065
VCA Antech, Inc. (a)	1,373,470	49,527
Visicu, Inc.	100,700	903
		555,847
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	424,500	9,530
Cerner Corp. (a)	156,500	7,105
Emdeon Corp. (a)	2,923,390	34,233
		50,868
Life Sciences Tools & Services - 0.2%
Covance, Inc. (a)	731,000	48,524
Illumina, Inc. (a)	1,403,300	46,365
Pharmaceutical Product Development, Inc.	1,158,702	41,354
		136,243
Pharmaceuticals - 4.4%
Aspreva Pharmaceuticals Corp. (a)(e)	2,233,900	57,970
AstraZeneca PLC sponsored ADR	4,120,300	257,519
Johnson & Johnson	5,518,600	358,378
Merck & Co., Inc.	13,844,250	580,074
Novartis AG sponsored ADR	5,691,100	332,588
Novo Nordisk AS Series B	505,700	37,586
Pfizer, Inc.	3,466,100	98,299
Roche Holding AG (participation certificate)	6,209,244	1,073,693
Schering-Plough Corp.	4,220,500	93,231
		2,889,338
TOTAL HEALTH CARE		7,154,326
INDUSTRIALS - 7.3%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	4,469,495	384,645
Northrop Grumman Corp.	726,700	49,466
Raytheon Co.	600,500	28,830
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Raytheon Co. warrants 6/16/11 (a)	132,461	$ 1,890
The Boeing Co.	1,044,474	82,357
United Technologies Corp.	547,000	34,652
		581,840
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (e)	9,433,649	420,552
FedEx Corp.	68,700	7,466
United Parcel Service, Inc. Class B	599,000	43,092
		471,110
Airlines - 0.8%
British Airways PLC (a)	2,582,600	20,666
Copa Holdings SA Class A	466,710	16,022
Gol Linhas Aereas Inteligentes SA sponsored ADR (d)	357,800	12,290
Republic Airways Holdings, Inc. (a)	973,597	15,110
Ryanair Holdings PLC sponsored ADR (a)	5,322,884	336,885
Southwest Airlines Co.	6,874,973	114,537
TAM SA (PN) sponsored ADR (ltd. vtg.)	537,400	17,143
		532,653
Commercial Services & Supplies - 0.4%
Aramark Corp. Class B	1,524,787	50,105
Brady Corp. Class A	1,054,800	37,087
Corrections Corp. of America (a)	232,242	10,044
Fuel-Tech, Inc. NV (a)	386,753	5,759
Herman Miller, Inc.	231,308	7,913
Robert Half International, Inc.	2,250,749	76,458
Stericycle, Inc. (a)	115,800	8,082
The Brink's Co.	691,200	36,675
		232,123
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	1,889,266	141,185
Electrical Equipment - 0.9%
Cooper Industries Ltd. Class A (e)	4,875,661	415,504
Q-Cells AG (d)	2,680,600	109,796
SolarWorld AG (d)	982,000	53,958
Suntech Power Holdings Co. Ltd. sponsored ADR	815,400	21,062
		600,320
Industrial Conglomerates - 0.5%
3M Co.	3,218,292	239,505
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	3,700	$ 131
Hutchison Whampoa Ltd.	7,131,000	62,975
		302,611
Machinery - 2.1%
Bucyrus International, Inc. Class A	80,300	3,406
Caterpillar, Inc.	1,273,003	83,764
Cummins, Inc.	645,600	76,975
Danaher Corp.	9,251,709	635,315
IDEX Corp.	2,642,767	113,771
Joy Global, Inc.	1,509,717	56,780
PACCAR, Inc.	6,406,785	365,315
Valmont Industries, Inc.	358,400	18,726
		1,354,052
Marine - 0.1%
American Commercial Lines, Inc. (e)	1,563,180	92,931
Road & Rail - 0.6%
Canadian National Railway Co.	4,193,700	175,371
CSX Corp.	655,400	21,517
Knight Transportation, Inc.	844,996	14,323
Landstar System, Inc.	2,535,652	108,272
Swift Transportation Co., Inc. (a)	2,306,512	54,710
		374,193
Trading Companies & Distributors - 0.1%
Mitsui & Co. Ltd. (d)	5,158,000	65,575
TOTAL INDUSTRIALS		4,748,593
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 1.3%
Cisco Systems, Inc. (a)	4,756,200	109,393
ECI Telecom Ltd. (a)	641,748	5,294
F5 Networks, Inc. (a)	577,560	31,027
Motorola, Inc.	4,802,332	120,058
Nice Systems Ltd. sponsored ADR	509,300	14,092
Nokia Corp. sponsored ADR	10,261,500	202,049
QUALCOMM, Inc.	8,116,084	295,020
Research In Motion Ltd. (a)	514,200	52,788
Riverbed Technology, Inc.	151,600	2,956
		832,677
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 4.3%
Apple Computer, Inc. (a)	13,815,836	$ 1,064,234
Hewlett-Packard Co.	38,894,300	1,427,032
NCR Corp. (a)	782,000	30,873
Network Appliance, Inc. (a)	6,880,439	254,645
Sun Microsystems, Inc. (a)	2,663,600	13,238
		2,790,022
Electronic Equipment & Instruments - 0.7%
Amphenol Corp. Class A	2,722,630	168,612
Daktronics, Inc.	259,900	5,377
Flextronics International Ltd. (a)	1,864,974	23,573
FLIR Systems, Inc. (a)	491,200	13,341
Hon Hai Precision Industry Co. Ltd. (Foxconn)	14,928,285	90,850
Itron, Inc. (a)	474,300	26,466
L-1 Identity Solutions, Inc.	594,108	7,753
Mettler-Toledo International, Inc. (a)	1,031,900	68,260
Molex, Inc.	175,800	6,851
Motech Industries, Inc.	2,298,232	32,658
National Instruments Corp.	1,271,177	34,754
		478,495
Internet Software & Services - 4.7%
Akamai Technologies, Inc. (a)	5,689,179	284,402
DivX, Inc.	234,500	5,574
Equinix, Inc. (a)	124,700	7,494
Google, Inc. Class A (sub. vtg.) (a)	6,231,380	2,504,391
LoopNet, Inc.	87,300	1,105
WebEx Communications, Inc. (a)	859,500	33,538
WebSideStory, Inc. (a)	506,460	6,690
Yahoo!, Inc. (a)	8,365,270	211,474
		3,054,668
IT Services - 1.5%
Alliance Data Systems Corp. (a)	1,939,100	107,019
Cognizant Technology Solutions Corp. Class A (a)	4,289,844	317,706
First Data Corp.	1,774,254	74,519
Infosys Technologies Ltd. sponsored ADR	1,347,900	64,335
Mastercard, Inc. Class A (d)	2,879,500	202,573
MoneyGram International, Inc.	472,900	13,742
Paychex, Inc.	188,000	6,928
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
SRA International, Inc. Class A (a)(e)	3,726,200	$ 112,010
VeriFone Holdings, Inc. (a)(e)	4,071,300	116,236
		1,015,068
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (a)	312,100	7,756
ASML Holding NV (NY Shares) (a)	3,670,900	85,459
Broadcom Corp. Class A (a)	4,018,674	121,927
FormFactor, Inc. (a)	1,715,600	72,278
Hittite Microwave Corp. (a)	1,246,691	55,478
Lam Research Corp. (a)	3,545,286	160,708
Marvell Technology Group Ltd. (a)(e)	29,799,820	577,223
MathStar, Inc.	304,900	1,342
MEMC Electronic Materials, Inc. (a)	497,200	18,212
National Semiconductor Corp.	626,700	14,746
Renewable Energy Corp. AS	3,408,775	52,753
Saifun Semiconductors Ltd.	685,000	19,790
Samsung Electronics Co. Ltd.	909,271	638,017
		1,825,689
Software - 1.5%
Adobe Systems, Inc. (a)	4,601,308	172,319
Amdocs Ltd. (a)	559,400	22,152
BEA Systems, Inc. (a)	5,480,800	83,308
BMC Software, Inc. (a)	2,642,250	71,922
Citrix Systems, Inc. (a)	342,831	12,414
Intuit, Inc. (a)	9,146,780	293,520
Nintendo Co. Ltd.	154,200	31,768
Opsware, Inc. (a)	1,923,530	17,331
Oracle Corp. (a)	7,577,800	134,430
Quality Systems, Inc.	205,100	7,956
Reynolds & Reynolds Co. Class A	710,772	28,083
Salesforce.com, Inc. (a)	928,224	33,305
SAP AG sponsored ADR	908,900	44,991
		953,499
TOTAL INFORMATION TECHNOLOGY		10,950,118
MATERIALS - 4.9%
Chemicals - 1.7%
Bayer AG	4,899,232	249,616
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Ecolab, Inc.	6,343,229	$ 271,617
Lonza Group AG	92,850	6,431
Monsanto Co.	3,514,234	165,204
Praxair, Inc.	6,292,272	372,251
Wacker Chemie AG	177,800	20,923
		1,086,042
Containers & Packaging - 0.0%
Pactiv Corp. (a)	829,300	23,569
Metals & Mining - 3.2%
Agnico-Eagle Mines Ltd.	1,419,600	43,949
Allegheny Technologies, Inc.	318,519	19,809
Anglo American PLC ADR	5,049,904	106,553
Bema Gold Corp. (a)	22,657,700	99,715
BHP Billiton Ltd. sponsored ADR	5,904,730	223,671
Eldorado Gold Corp. (a)	9,022,400	39,142
First Quantum Minerals Ltd.	377,000	17,617
Gabriel Resources Ltd. (a)	6,153,000	25,152
Gerdau SA sponsored ADR	1,828,425	24,775
Glamis Gold Ltd. (a)(e)	10,583,116	415,960
Goldcorp, Inc.	8,316,378	196,091
IPSCO, Inc.	675,260	58,523
Lihir Gold Ltd. (a)	26,072,021	56,161
Meridian Gold, Inc. (a)	1,261,400	31,254
Newmont Mining Corp.	7,988,749	341,519
Nucor Corp.	1,797,150	88,941
POSCO sponsored ADR	1,728,300	112,219
Rio Tinto PLC (Reg.)	3,236,926	153,455
US Gold Corp. (a)	2,083,500	10,141
US Gold Corp. warrants 2/22/11 (a)(f)	1,041,750	2,099
		2,066,746
TOTAL MATERIALS		3,176,357
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	18,463,556	601,173
BellSouth Corp.	3,388,834	144,873
BT Group PLC sponsored ADR	965,400	48,820
Cincinnati Bell, Inc.	819,200	3,949
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc. (a)	20,146,394	$ 175,677
Telenor ASA sponsored ADR	322,000	12,539
		987,031
Wireless Telecommunication Services - 3.2%
America Movil SA de CV Series L sponsored ADR	31,226,100	1,229,372
American Tower Corp. Class A (a)	1,332,150	48,623
China Mobile (Hong Kong) Ltd. sponsored ADR	4,006,500	141,630
Leap Wireless International, Inc. (a)	563,169	27,308
NII Holdings, Inc. (a)(e)	10,067,053	625,768
Rogers Communications, Inc. Class B (non-vtg.)	709,900	38,862
		2,111,563
TOTAL TELECOMMUNICATION SERVICES		3,098,594
UTILITIES - 1.4%
Electric Utilities - 0.5%
E.ON AG sponsored ADR	881,100	34,953
Entergy Corp.	704,800	55,137
Exelon Corp.	2,910,300	176,190
FirstEnergy Corp.	1,607,300	89,784
		356,064
Gas Utilities - 0.1%
ONEOK, Inc.	466,400	17,625
Southern Union Co.	2,854,630	75,391
		93,016
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	9,786,800	199,553
International Power PLC	8,733,300	51,170
Mirant Corp. (a)	311,000	8,493
TXU Corp.	2,595,000	162,239
		421,455
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.1%
PG&E Corp.	465,749	$ 19,398
Sempra Energy	389,900	19,592
		38,990
TOTAL UTILITIES		909,525
TOTAL COMMON STOCKS (Cost $45,934,058)		59,799,531
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp. Series B, 5.25%	1,398,300	27,840
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $22,925)		27,840
Money Market Funds - 11.1%

Fidelity Cash Central Fund, 5.36% (b)	6,514,462,371	6,514,462
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	716,566,070	716,566
TOTAL MONEY MARKET FUNDS (Cost $7,231,028)		7,231,028
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 5.08%, dated 9/29/06 due 10/2/06) (Cost $6,986)	$ 6,989	6,986
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $53,194,997)		67,065,385
NET OTHER ASSETS - (3.1)%		(1,998,521)
NET ASSETS - 100%		$ 65,066,864
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $58,158,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Inverness Medical Innovations, Inc.	8/17/06	$ 11,298
MannKind Corp. warrants 8/3/10	8/3/05	$ 8
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
US Gold Corp. warrants 2/22/11	2/8/06	$ 512
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 244,270
Fidelity Securities Lending Cash Central Fund	6,060
Total	$ 250,330
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Altiris, Inc.	$ 44,317	$ -	$ 49,043	$ -	$ -
American Commercial Lines, Inc.	6,852	80,763	13,709	-	92,931
Anadys Pharmaceuticals, Inc.	14,939	588	8,779	-	-
Arena Pharmaceuticals, Inc.	34,354	10,279	-	-	36,472
Aspreva Pharmaceuticals Corp.	-	62,450	-	-	57,970
Bema Gold Corp.	45,577	37,840	8,365	-	-
Blackrock Ventures, Inc.	89,853	3,878	202,622	-	-
C.H. Robinson Worldwide, Inc.	342,379	57,426	48,187	3,597	420,552
Chipotle Mexican Grill, Inc. Class A	-	77,776	1,857	-	64,357
Cooper Industries Ltd. Class A	241,966	131,188	-	4,694	415,504
DENTSPLY International, Inc.	223,556	-	99,966	602	-
Eagle Materials, Inc.	65,585	25,706	95,004	191	-
Everest Re Group Ltd.	372,110	17,861	143,648	1,131	-
Foxhollow Technologies, Inc.	52,386	7,208	50,847	-	-
Glamis Gold Ltd.	263,267	72,523	33,789	-	415,960
IDEX Corp.	60,530	58,582	3,569	922	-
Intuitive Surgical, Inc.	277,909	31,445	245,453	-	-
iVillage, Inc.	31,794	-	33,697	-	-
Kyphon, Inc.	101,181	12,676	22,647	-	-
Mariner Energy, Inc.	32,788	-	35,643	-	-
Marvell Technology Group Ltd.	1,097,866	27,408	230,559	-	577,223
Merge Technologies, Inc.	35,964	-	24,868	-	-
New Gold, Inc.	5,009	5,401	9,796	-	-
NII Holdings, Inc.	391,001	99,368	37,200	-	625,768
Panera Bread Co. Class A	191,119	-	-	-	169,499
Patterson Companies, Inc.	353,807	-	183,222	-	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Republic Airways Holdings, Inc.	$ 34,351	$ -	$ 18,313	$ -	$ -
Resources Connection, Inc.	69,522	-	69,084	-	-
Seattle Genetics, Inc.	11,693	-	12,469	-	-
SRA International, Inc. Class A	113,798	-	-	-	112,010
TreeHouse Foods, Inc.	18,576	14,185	-	-	39,621
Ultralife Batteries, Inc.	12,819	-	10,651	-	-
VeriFone Holdings, Inc.	59,910	48,513	-	-	116,236
WebSideStory, Inc.	15,418	6,872	7,059	-	-
Wet Seal, Inc. Class A	18,089	3,476	21,401	-	-
Total	$ 4,730,285	$ 893,412	$ 1,721,447	$ 11,137	$ 3,144,103
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $53,303,590,000. Net unrealized appreciation aggregated $13,761,795,000, of which $14,297,780,000 related to appreciated investment securities and $535,985,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 27, 2006